Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	FS Credit Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56163
Entity Tax Identification Number	81-4446064
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001690536